LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	Year ended December 31,
	2016	2017	2018

Numerator:
Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(8,723)	$(9,548)	$(59,602)
Denominator:
Weighted average number of shares used in calculating net loss per ordinary share—basic and diluted	127,180,801	137,641,562	134,495,549
Net loss per ordinary share-basic and diluted	$(0.07)	$(0.07)	$(0.44)